Consolidated Statements of Financial Position - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Current
Cash	$ 763	$ 1,446
Accounts receivable (note 3)	268	287
Inventories (note 4)	60	86
Other current assets (note 5)	277	291
Current portion of contract assets (note 22)	132	106
Total current assets	1,500	2,216
Investments and other assets (notes 6 and 30)	42	37
Property, plant and equipment (note 7 and 14)	6,142	4,883
Other long-term assets (note 8)	163	195
Deferred income tax assets (note 25)	1	4
Intangibles (note 9)	7,997	7,979
Goodwill (note 9)	280	280
Contract assets (note 22)	40	52
Total assets	16,165	15,646
Current
Short-term borrowings (note 10)	200	40
Accounts payable and accrued liabilities (note 11)	999	1,015
Provisions (note 12)	101	224
Income taxes payable	57	82
Current portion of contract liabilities (note 22)	211	223
Current portion of long-term debt (notes 13 and 30)	1	1,251
Current portion of lease liabilities (notes 2 and 14)	113	0
Current portion of derivatives	6	0
Total current liabilities	1,688	2,835
Long-term debt (notes 13 and 30)	4,547	4,057
Lease liabilities (notes 2 and 14)	1,157	0
Other long-term liabilities (notes 15 and 28)	72	75
Provisions (note 12)	80	79
Deferred credits (note 16)	406	425
Contract liabilities (note 22)	14	15
Deferred income tax liabilities (note 25)	1,968	1,875
Total liabilities	9,932	9,361
Commitments and contingencies (note 12, 27 and 28)
Shareholders' equity
Common and preferred shareholders	6,233	6,282
Non-controlling interests in subsidiaries	0	3
Total equity	6,233	6,285
Total equity and liabilities	$ 16,165	$ 15,646